Income Taxes - Schedule of Net Deferred Tax Assets (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Asset [Line Items]
Deferred tax assets	$ 2,441	$ 2,398	$ 1,685
Deferred tax liabilities (included in Other non-current liabilities)		(150)
Net deferred tax assets		$ 2,248	$ 1,685